7. STOCK WARRANTS (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares Under warrants, Outstanding	9,018,609
Remaining Life in Years, Outstanding	1 year 8 months 12 days
Shares Under warrants, Exercisable	9,018,609
Remaining Life in Years, Exercisable	1 year 8 months 12 days
Warrant 4 [Member]
Remaining Life in Years, Outstanding	4 years 4 months 24 days
Remaining Life in Years, Exercisable	4 years 4 months 24 days
Warrant 5 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ .9
Shares Under warrants, Outstanding	175,000
Remaining Life in Years, Outstanding	4 years 7 months 6 days
Exercise Price per Share, Exercisable | $ / shares	$ 0.9
Shares Under warrants, Exercisable	175,000
Remaining Life in Years, Exercisable	4 years 7 months 6 days
Warrant 6 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ 1.00
Shares Under warrants, Outstanding	761,000
Remaining Life in Years, Outstanding	2 years
Exercise Price per Share, Exercisable | $ / shares	$ 1.00
Shares Under warrants, Exercisable	761,000
Remaining Life in Years, Exercisable	2 years
Warrant 7 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ 1.06
Shares Under warrants, Outstanding	146,200
Remaining Life in Years, Outstanding	3 years
Exercise Price per Share, Exercisable | $ / shares	$ 1.06
Shares Under warrants, Exercisable	146,200
Remaining Life in Years, Exercisable	3 years
Warrant 1 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ .001
Shares Under warrants, Outstanding	3,963,659
Remaining Life in Years, Outstanding	1 year 7 months 6 days
Exercise Price per Share, Exercisable | $ / shares	$ 0.001
Shares Under warrants, Exercisable	3,963,659
Remaining Life in Years, Exercisable	1 year 7 months 6 days
Warrant 2 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ .4
Shares Under warrants, Outstanding	3,415,275
Remaining Life in Years, Outstanding	1 year 3 months 19 days
Exercise Price per Share, Exercisable | $ / shares	$ 0.4
Shares Under warrants, Exercisable	3,415,275
Remaining Life in Years, Exercisable	1 year 3 months 19 days
Warrant 3 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ .5
Shares Under warrants, Outstanding	100,000
Remaining Life in Years, Outstanding	4 years 2 months 12 days
Exercise Price per Share, Exercisable | $ / shares	$ 0.5
Shares Under warrants, Exercisable	100,000
Remaining Life in Years, Exercisable	4 years 2 months 12 days
Warrant 8 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ 3.00
Shares Under warrants, Outstanding	407,475
Remaining Life in Years, Outstanding	2 years 9 months 18 days
Exercise Price per Share, Exercisable | $ / shares	$ 3.00
Shares Under warrants, Exercisable	407,475
Remaining Life in Years, Exercisable	2 years 9 months 18 days
Warrant 4 [Member]
Exercise Price per Share, Outstanding | $ / shares	$ .6
Shares Under warrants, Outstanding	50,000
Exercise Price per Share, Exercisable | $ / shares	$ 0.6
Shares Under warrants, Exercisable	50,000